1
The Gabelli Global Content & Connectivity Fund
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98.6%
COMMUNICATION SERVICES  — 72.6%
Telecommunication Services  — 49.2%
Wireless Telecommunication Services  — 31.5%
Wireless Telecommunication Services  — 31.5%
35,000 America Movil SAB de CV, ADR .................. $ 572,600
55,000 Anterix Inc.† ............................................. 2,071,300
10,000 KDDI Corp. ................................................ 319,638
80,000 Millicom International Cellular SA, SDR† .... 2,172,541
80,000 MTN Group Ltd. ........................................ 425,201
50,000 Rogers Communications Inc., Cl. B ............ 2,010,500
76,000 SoftBank Group Corp. ................................ 4,456,093
30,000 T-Mobile US Inc. ....................................... 6,190,800
40,000 United States Cellular Corp.† ..................... 2,186,000
85,000 Vodafone Group plc, ADR .......................... 851,700
21,256,373
Diversified Telecommunication Services  — 17.7%
Integrated Telecommunication Services  — 17.1%
52,000 AT&T Inc. .................................................. 1,144,000
37,415,054 Cable & Wireless Jamaica Ltd.†(a) ............. 276,020
100,000 Deutsche Telekom AG ................................ 2,937,603
65,000 Frontier Communications Parent Inc.† ....... 2,309,450
54,000 Liberty Global Ltd., Cl. C† .......................... 1,166,940
32,000 Telenor ASA .............................................. 409,364
75,000 Telephone and Data Systems Inc. ............... 1,743,750
35,000 TELUS Corp. ............................................. 587,300
20,000 Verizon Communications Inc. .................... 898,200
11,472,627
Alternative Carriers  — 0.6%
32,000 Telesat Corp.† ........................................... 421,440
Media & Entertainment  — 23.4%
Interactive Media & Services  — 15.0%
Interactive Media & Services  — 15.0%
28,000 Alphabet Inc., Cl. C .................................... 4,681,320
9,500 Meta Platforms Inc., Cl. A .......................... 5,438,180
10,119,500
Entertainment  — 4.9%
Movies & Entertainment  — 4.9%
13,000 Atlanta Braves Holdings Inc., Cl. C† ........... 517,400
225,000 Bollore SE ................................................. 1,498,996
50,000 Manchester United plc, Cl. A† .................... 809,000
5,000 The Walt Disney Co. .................................. 480,950
3,306,346
Media  — 3.5%
Cable & Satellite  — 3.5%
45,000 Comcast Corp., Cl. A ................................. 1,879,650
Shares
Market
Value
95,000 WideOpenWest Inc.† ................................. $ 498,750
2,378,400
TOTAL COMMUNICATION SERVICES ...... 48,954,686
CONSUMER DISCRETIONARY  — 8.5%
Retailing  — 8.5%
Internet & Direct Marketing Retail  — 8.5%
Internet & Direct Marketing Retail  — 8.5%
4,500 Amazon.com Inc.† .................................... 838,485
85,000 Prosus NV ................................................. 3,714,693
35,000 Zalando SE† .............................................. 1,154,002
5,707,180
TOTAL CONSUMER DISCRETIONARY ...... 5,707,180
INFORMATION TECHNOLOGY  — 6.8%
Software & Services  — 3.8%
Software  — 3.8%
Systems Software  — 3.8%
6,000 Microsoft Corp. ......................................... 2,581,800
Technology Hardware & Equipment  — 3.0%
Technology Hardware, Storage & Peripherals  — 1.8%
Technology Hardware, Storage & Peripherals  — 1.8%
5,000 Apple Inc. ................................................. 1,165,000
Electronic Equipment, Instruments &
Components  — 1.2%
Electronic Equipment & Instruments  — 1.2%
8,500 Sony Group Corp., ADR ............................. 820,845
TOTAL INFORMATION TECHNOLOGY ...... 4,567,645
FINANCIALS  — 6.0%
Financial Services  — 6.0%
Financial Services  — 6.0%
Multi-Sector Holdings  — 3.1%
130,000 Kinnevik AB, Cl. B ...................................... 1,057,066
500,000 VNV Global AB† ........................................ 1,026,994
12,000 Waterloo Investment Holdings Ltd.†(a) ...... 6,000
2,090,060
Transaction & Payment Processing Services  — 2.9%
2,000 Mastercard Inc., Cl. A ................................ 987,600
12,000 PayPal Holdings Inc.† ................................ 936,360
1,923,960
Banks  — 0.0%
Banks  — 0.0%
Diversified Banks  — 0.0%
58 Nedbank Group Ltd. .................................. 1,004

The Gabelli Global Content & Connectivity Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Insurance  — 0.0%
Insurance  — 0.0%
Life & Health Insurance  — 0.0%
4,460 Old Mutual Ltd.(a) ..................................... $ 5
TOTAL FINANCIALS .......................... 4,015,029
REAL ESTATE  — 4.7%
Real Estate  — 4.7%
Equity Real Estate Investment Trusts  — 4.7%
Specialized REITs  — 4.7%
4,500 American Tower Corp., REIT ...................... 1,046,520
7,500 Crown Castle Inc., REIT ............................. 889,725
1,400 Equinix Inc., REIT ...................................... 1,242,682
3,178,927
TOTAL REAL ESTATE ......................... 3,178,927
TOTAL COMMON STOCKS .................. 66,423,467
CLOSED-END FUNDS — 0.0%
CONSUMER DISCRETIONARY  — 0.0%
Retailing  — 0.0%
Internet & Direct Marketing Retail  — 0.0%
Internet & Direct Marketing Retail  — 0.0%
5,800 Altaba Inc., Escrow† .................................. 8,265
PREFERRED STOCKS — 0.7%
INFORMATION TECHNOLOGY  — 0.7%
Technology - Hardware and Equipment  — 0.7%
Technology Hardware, Storage & Peripherals  — 0.7%
Technology Hardware, Storage & Peripherals  — 0.7%
13,000 Samsung Electronics Co. Ltd., 10.630% ..... 506,003
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0.7%
$ 450,000 U.S. Treasury Bill
4.544%††, 12/26/24 ................................. 445,157
TOTAL INVESTMENTS — 100.0%
(Cost $36,960,614) ................................ $ 67,382,892
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
North America ...................... 64.1% $ 43,200,584
Europe .............................. 24.9 16,798,899
Japan ............................... 8.3 5,596,576
Latin America ....................... 1.3 854,621
Asia/Pacific ......................... 0.8 506,003
South Africa ......................... 0.6 426,209
100.0% $ 67,382,892